Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 3,020	$ 1,398
Other current receivables	1,037	3,673
Total current assets	4,057	5,071
Non-current assets
Property and equipment, net	820	969
Intangible assets, net	5,269	5,027
Investment in associated companies	112	221
Total non-current assets	6,201	6,217
Total assets	10,258	11,288
Current liabilities
Trade payables	7,281	2,972
Lease liabilities	30	30
Other payables	2,415	650
Convertible notes	304	563
Warrants	856
Pre-paid advance	3,050
Bridge loans and derivative financial liabilities	2,363	3,682
Borrowings from related parties	689	710
Total current liabilities	16,988	4,925
Non-current liabilities
Lease liabilities	403	440
Bridge loans and derivative financial liabilities	938
Long term payables	3,930	85
Total non-current liabilities	5,271	4,207
Total liabilities	22,259	9,132
Shareholders’ equity (deficit)
Issued capital and additional paid in capital	51,730	32,711
Foreign currency translation reserve	(702)	(537)
Accumulated losses	(63,029)	(30,020)
Total Shareholders’ equity (deficit)	(12,001)	2,156
Total liabilities and shareholders’ equity (deficit)	$ 10,258	$ 11,288